Quarterly Report
September 30, 2020
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	110,726	$13,900,542
Biotechnology – 2.5%
Alnylam Pharmaceuticals, Inc. (a)	45,741	$6,659,890
Illumina, Inc. (a)	41,439	12,807,966
Seattle Genetics, Inc. (a)	51,886	10,153,571
Vertex Pharmaceuticals, Inc. (a)	78,953	21,484,690
		$51,106,117
Broadcasting – 1.9%
Netflix, Inc. (a)	79,171	$39,587,875
Business Services – 10.8%
Clarivate PLC (a)	606,963	$18,809,783
CoStar Group, Inc. (a)	19,760	16,766,558
Equifax, Inc.	30,253	4,746,696
Fidelity National Information Services, Inc.	151,306	22,273,756
Fiserv, Inc. (a)	127,956	13,185,866
Global Payments, Inc.	124,295	22,072,306
IHS Markit Ltd.	196,746	15,446,528
MSCI, Inc.	83,338	29,733,332
PayPal Holdings, Inc. (a)	241,991	47,679,487
Verisk Analytics, Inc., “A”	181,230	33,583,731
		$224,298,043
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	55,412	$34,595,928
Computer Software – 21.3%
Adobe Systems, Inc. (a)	187,341	$91,877,647
Atlassian Corp. PLC, “A” (a)	53,516	9,728,674
Autodesk, Inc. (a)	28,189	6,511,941
Black Knight, Inc. (a)	69,521	6,051,803
Cadence Design Systems, Inc. (a)	204,488	21,804,555
Intuit, Inc.	113,332	36,970,032
Microsoft Corp.	972,174	204,477,357
salesforce.com, inc. (a)	217,532	54,670,142
Snowflake, Inc., “A” (a)	9,137	2,293,387
Synopsys, Inc. (a)	47,395	10,141,582
		$444,527,120
Computer Software - Systems – 5.4%
Apple, Inc.	446,509	$51,710,207
ServiceNow, Inc. (a)	48,728	23,633,080
Square, Inc., “A” (a)	146,695	23,845,272
TransUnion	153,736	12,933,810
		$112,122,369
Construction – 2.2%
Sherwin-Williams Co.	40,965	$28,541,954
Vulcan Materials Co.	123,926	16,796,930
		$45,338,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Colgate-Palmolive Co.	297,924	$22,984,837
Estee Lauder Cos., Inc., “A”	66,977	14,617,730
		$37,602,567
Electrical Equipment – 0.5%
AMETEK, Inc.	112,050	$11,137,770
Electronics – 3.9%
Applied Materials, Inc.	126,729	$7,534,039
ASML Holding N.V.	30,145	11,131,644
Lam Research Corp.	43,350	14,381,362
NVIDIA Corp.	88,262	47,769,160
		$80,816,205
General Merchandise – 0.7%
Dollar General Corp.	70,912	$14,864,573
Health Maintenance Organizations – 0.3%
UnitedHealth Group, Inc.	21,267	$6,630,413
Insurance – 0.9%
AON PLC	93,833	$19,357,748
Internet – 10.2%
Alibaba Group Holding Ltd., ADR (a)	61,946	$18,210,885
Alphabet, Inc., “A” (a)	54,823	80,348,589
Alphabet, Inc., “C” (a)	17,310	25,438,776
Facebook, Inc., “A” (a)	280,904	73,568,758
Match Group, Inc. (a)	83,090	9,193,908
Spotify Technology S.A. (a)	27,290	6,619,735
		$213,380,651
Leisure & Toys – 2.8%
Activision Blizzard, Inc.	235,278	$19,045,754
Electronic Arts, Inc. (a)	206,216	26,892,629
Take-Two Interactive Software, Inc. (a)	74,109	12,244,289
		$58,182,672
Machinery & Tools – 0.9%
Roper Technologies, Inc.	49,169	$19,427,164
Medical & Health Technology & Services – 0.4%
Livongo Health, Inc. (a)	64,039	$8,968,662
Medical Equipment – 7.9%
Abbott Laboratories	228,785	$24,898,672
Becton, Dickinson and Co.	50,443	11,737,077
Boston Scientific Corp. (a)	550,588	21,037,967
Danaher Corp.	200,552	43,184,862
Edwards Lifesciences Corp. (a)	144,763	11,554,983
STERIS PLC	31,636	5,573,947
Thermo Fisher Scientific, Inc.	107,076	47,276,196
		$165,263,704
Network & Telecom – 0.8%
Equinix, Inc., REIT	22,580	$17,163,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.3%
Mastercard, Inc., “A”	208,984	$70,672,119
Visa, Inc., “A”	305,805	61,151,826
		$131,823,945
Pharmaceuticals – 2.4%
Eli Lilly & Co.	41,265	$6,108,045
Merck & Co., Inc.	130,751	10,845,796
Zoetis, Inc.	199,927	33,061,928
		$50,015,769
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	41,215	$12,547,082
Restaurants – 0.8%
Chipotle Mexican Grill, Inc., “A” (a)	10,596	$13,178,351
Starbucks Corp.	27,240	2,340,461
		$15,518,812
Specialty Stores – 10.0%
Amazon.com, Inc. (a)	58,596	$184,502,983
Costco Wholesale Corp.	7,450	2,644,750
Lululemon Athletica, Inc. (a)	35,128	11,570,109
Shopify, Inc. (a)	9,617	9,837,903
		$208,555,745
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	94,298	$22,794,656
Total Common Stocks		$2,059,528,751
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	27,683,628	$27,683,628

Other Assets, Less Liabilities – (0.1)%		(2,618,598)
Net Assets – 100.0%		$2,084,593,781
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,683,628 and $2,059,528,751, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,059,528,751	$—	$—	$2,059,528,751
Mutual Funds	27,683,628	—	—	27,683,628
Total	$2,087,212,379	$—	$—	$2,087,212,379
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,494	$253,867,057	$226,194,698	$(2,225)	$—	$27,683,628

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$94,756	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.